Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - 10-Q (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	June 30,
		2024
	2025	(as revised)

Equity based warrants to purchase common shares	87,531	4,334
Convertible Notes - common shares (1)	-	33,250
Convertible Notes - equity-based warrants to purchase common shares	25,003	25,003
Stock options granted under Company's incentive plan	248,483	216,483
Series A Warrants	1,533,096	-
Representative Warrants	91,985	-

Total potentially dilutive securities	1,986,098	279,070

(1) Shares for the convertible note proceeds received

	March 31,
		2024
	2025	(as revised)

Equity based warrants to purchase common shares	87,531	4,334
Convertible Notes - common shares (1)	-	33,250
Convertible Notes - equity-based warrants to purchase common shares	25,003	25,003
Stock options granted under Company's incentive plan	243,483	100,180
Series A Warrants	1,533,096	-
Representative Warrants	91,985	-

Total potentially dilutive securities	1,981,098	162,767

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Three Months Ended June 30, 2024
	Originally Filed	Adjusted for 1-for-20 Reverse Stock Split	Correction	As Revised

Net Loss (in thousands)	$(2,699)	$-	$-	$(2,699)
Loss per share - basic and diluted	$(0.14)	$(2.85)	$0.65	$(2.20)
Weighted average shares outstanding - basic and diluted	18,902,248	945,382	280,041	1,225,423
	Three Months Ended June 30, 2024
	Originally Filed	Adjusted for 1-for-20 Reverse Stock Split	Correction	As Revised

Equity based warrants to purchase common shares	5,344,569	267,231	(262,897)	4,334
Convertible Notes - common shares	665,000	33,250	-	33,250
Convertible Notes - equity-based warrants to purchase common shares	500,000	25,003	-	25,003
Stock options granted under Company's incentive plan	4,329,579	216,483	-	216,483
Total potentially dilutive securities	10,839,148	541,967	(262,897)	279,070

	Twelve Months Ended March 31, 2024
	Originally Filed	Adjusted for 1-for-20 Reverse Stock Split	Correction	As Revised

Net Loss (in thousands)	$(15,426)	$-	$-	$(15,426)
Loss per share - basic and diluted	$(1.05)	$(21.09)	$6.27	$(14.82)
Weighted average shares outstanding - basic and diluted	14,626,282	731,372	309,348	1,040,720
	Twelve Months Ended March 31, 2024
	Originally Filed	Adjusted for 1-for-20 Reverse Stock Split	Correction	As Revised

Equity based warrants to purchase common shares	5,744,569	287,231	(282,897)	4,334
Convertible Notes - common shares	665,000	33,250	-	33,250
Convertible Notes - equity-based warrants to purchase common shares	500,000	25,003	-	25,003
Stock options granted under Company's incentive plan	2,003,600	100,180	-	100,180
Total potentially dilutive securities	8,913,169	445,664	(282,897)	162,767